Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Real property owned:
Land and land improvements	$ 1,365,391,000	$ 1,116,756,000
Buildings and improvements	15,635,127,000	13,073,747,000
Acquired lease intangibles	673,684,000	428,199,000
Real property held for sale, net of accumulated depreciation	245,213,000	36,115,000
Construction in progress	162,984,000	189,502,000
Gross real property owned	18,082,399,000	14,844,319,000
Less accumulated depreciation and amortization	(1,555,055,000)	(1,194,476,000)
Net real property owned	16,527,344,000	13,649,843,000
Real estate loans receivable:
Real estate loans receivable	895,665,000	292,507,000
Net real estate investments	17,423,009,000	13,942,350,000
Other assets:
Investments in unconsolidated entities	438,936,000	241,722,000
Goodwill	68,321,000	68,321,000
Deferred loan expenses	66,327,000	58,584,000
Cash and cash equivalents	1,033,764,000	163,482,000
Restricted cash	107,657,000	69,620,000
Receivables and other assets	411,095,000	380,527,000
Total other assets	2,126,100,000	982,256,000
Total assets	19,549,109,000	14,924,606,000
Liabilities:
Borrowings under unsecured lines of credit arrangements	0	610,000,000
Senior unsecured notes	6,114,151,000	4,434,107,000
Secured debt	2,336,196,000	2,112,649,000
Capital lease obligations	81,552,000	83,996,000
Accrued expenses and other liabilities	462,099,000	371,557,000
Total liabilities	8,993,998,000	7,612,309,000
Redeemable noncontrolling interests	34,592,000	33,650,000
Equity:
Preferred stock	1,022,917,000	1,010,417,000
Common stock	260,396,000	192,299,000
Capital in excess of par value	10,543,690,000	7,019,714,000
Treasury stock	(17,875,000)	(13,535,000)
Cumulative net income	2,184,819,000	1,893,806,000
Cumulative dividends	(3,694,579,000)	(2,972,129,000)
Accumulated other comprehensive income	(11,028,000)	(11,928,000)
Other equity	6,461,000	6,120,000
Total Health Care REIT, Inc. stockholders' equity	10,294,801,000	7,124,764,000
Noncontrolling interests	225,718,000	153,883,000
Total equity	10,520,519,000	7,278,647,000
Total liabilities and equity	$ 19,549,109,000	$ 14,924,606,000